Trading Revenues (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Summary of Trading Revenue

The following table presents details of trading revenues.

For the year ended October 31 ($ millions)	2018	2017(1)	2016(1)
Interest rate and credit	$272	$474	$559
Equities	441	(125)	(20)
Commodities	231	295	376
Foreign exchange	295	250	262
Other	181	92	51
Total	$1,420	$986	$1,228

(1)	Certain comparative amounts have been restated to conform with current period presentation.